Document Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	S-1/A
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 2 to our registration statement on Form S-1, initially filed on June 2, 2020 and amended on August 24, 2020 (File No. 333-238883) (the "Registration Statement") to conform the disclosure contained herein to our Quarterly Report on Form 10-Q for the period ended September 30, 2020, filed on November 10, 2020. No additional securities are being registered under this Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false